Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Without Sales Load [Member] | C000129315
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	3.57%	2.59%
Without Sales Load [Member] | C000198747
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	3.32%	2.35%
Without Sales Load [Member] | C000119004
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	3.63%	2.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.89%	3.61%	2.47%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.89%	3.61%	2.47%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.89%	3.61%	2.47%